Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,549)	$ (11,017)
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Stock-based compensation	615	961
Depreciation	53	58
Common stock issued for legal and other services	533
Interest related to Convertible Promissory Notes and Loan Facility	1,247	1,506
Changes in operating assets and liabilities:
Accounts receivable	639	770
Other accounts receivable and prepaid expenses	105	(303)
Accounts payable	(110)	(729)
Deferred revenue	(214)	497
Accrued and other current liabilities	759	100
Net cash flows used in operating activities	(6,922)	(8,157)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases and sell of property and equipment	(34)	(62)
Net cash flows used in by investing activities	(34)	(62)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party loans	451	1,195
Payments as part of related party loans	(1,605)	(910)
Issuance of Series B-1 Preferred Stock		3,000
Issuance of Series CF-1 Preferred Stock	2,799	4,352
Issuance of Series CF-1 Preferred Stock fundraising fees	(46)	(97)
Issuance of Series CF-2 Preferred Stock	819
Issuance of Series CF-2 Preferred Stock fundraising fees	(57)
Issuance of Series C convertible preferred stock	3,000
Issuance of Series C convertible preferred stock - issuance costs	(254)
Issuance of Series D convertible preferred stock	2,050
Issuance of Series D convertible preferred stock - issuance costs	(126)
Cash dividends paid	(88)
Net cash flows provided by financing activities	6,943	7,540
Effect of exchange rate on cash	(114)	(32)
Change in cash, cash equivalents and restricted cash	(127)	(711)
Cash, cash equivalents, and restricted cash beginning of period	726	1,437
Cash, cash equivalents, and restricted cash end of period	599	726
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes, net	119	48
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Conversion of Loan Facility to convertible E Preferred Stocks	6,828
Common Stock Dividend	$ 384